Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties with Transactions and Related Party Relationships

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Dr. Guohua Zhang (1)	Former Chief Executive Officer and Chairman of the Board
Mr. Jinyu Chang (2)	Controller of the Company, former Chairman of the Board
Mr. Dong Zhang	10% shareholder of Topsheen Samoa, 39% shareholder of Topsheen Shipping
Shanghai Weisheng International Logistics Co., Ltd	Controlled by Shoucheng, Lei, director of Topsheen Shipping
Topsheen Shipping Limited (“Topsheen Ltd.”)	Related to Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd.	Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Top Wisdom Shipping Management Co. Limited	Related to Mr. Dong Zhang
Max Bright Marine Service Co. Ltd.	Related to Mr. Dong Zhang
Top Legend Shipping Co. Limited	Related to Mr. Dong Zhang
Top Creation International (HK) Limited	Related to Mr. Dong Zhang
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Dr. Guohua Zhang
Top Moral Shipping Limited	Related to Mr. Dong Zhang
High-Trend Holdings USA LLC (“High-Trend”)	Controlled by Mr. Jinyu Chang
Speed Wealthy Ltd.	Controlled by Mr. Dong Zhang

(1)

Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”), the former Chairman of the Board of Directors and the Chief Executive Officer and Interim Chief Financial Officer of our company was the ultimate controlling shareholder of our company, holding a 67.14% beneficial ownership interest of the Company’s outstanding Class A Ordinary Shares. On July 11, 2024, Dr. Zhang and an affiliate transferred 20,000,000 (post-reverse stock split adjusted 800,000) Class A Ordinary Shares, representing 35.85% of the Company’s outstanding shares, to High-Trend. In connection with the transaction, Dr. Zhang resigned as the Company’ Chief Executive Officer and Interim Chief Financial Officer and ceased to serve as Chairman of the Board of Directors of the Company on October 16, 2024. The Company’s shareholders voted to approve the proposed removal of Dr. Zhang as a director of the Company on January 3, 2025. After the July 11, 2024 transaction, Mr. Jinyu Chang as the sole shareholder and manager of High-Trend, became the ultimate controlling shareholder of the Company.

As of April 22, 2025, Dr. Zhang held less than a 10% beneficial ownership interest of the Company, as a result, Dr. Zhang ceased to be a related party since April 22, 2025.

(2)	Effective March 13, 2025, Mr. Jinyu Chang resigned as the chairman of the Board of Directors of the Company, but continued to serve as a director of the Company. Also, effective March 13, 2025, Mr. Christopher Nixon Cox was elected to serve as a director and the chairman of the Board of the Company.

Due from related parties consisted of the following:

	April 30, 2025	October 31, 2024
High-Trend (1)	$-	$3,472
Total	$-	$3,472

(1)	The balance was a one-time advance to cover emergency business costs of High-Trend as of October 31, 2024 and was collected in November 2024.

Due to related parties consisted of the following:

	April 30, 2025	October 31, 2024
Topsheen Shipping Limited (1)	$76,376	$4,540,347
Shanghai Weisheng International Logistics Co., Ltd.	1,624	4,137
Nanjing Derun Shipping Co., Ltd.	-	6,242
High-Trend	5,080	-
Dr. Guohua Zhang (2)	-	952,181
Total	$83,080	$5,502,907

(1)	The balances mainly represented the working capital advances provided by Topsheen Shipping Limited and was extinguished pursuant to an agreement signed on March 10, 2025. (see below (c) Issuance of shares for private placement/warrants settlement to related parties)

(2)	As of October 31, 2024, Dr. Guohua Zhang advanced $952,181 to the Group to pay operating business expanses. All these advances are non-interest bearing and due on demand. As Dr. Guohua Zhang was no longer a related party as of April 30, 2025, the balance of $952,181 was reclassified to accrued expenses and other liabilities.
Services provided by related parties*
	For the six months ended April 30,	For the six months ended April 30,
	2025	2024
Topsheen Shipping Limited	$22,745,704	$9,195,145
Max Bright Marine Service Co. Ltd.	2,192,188	2,516,981
Top Wisdom Shipping Management Co. Limited	35,304	62,497
Top Creation International (HK) Limited	2,718,771	-
Top Moral Shipping Limited	2,086,388	1,257,907
Top Legend Shipping Co. Limited	2,186,844	-
Total	$31,965,199	$13,032,530

The Group provides transportation/freight services to related parties frequently throughout the year pursuant to one-off arrangements.

	For the six months ended April 30,	For the six months ended April 30,
	2025	2024
Shanghai Weisheng International Logistics Co., Ltd	$51,882	$194,192
Nanjing Derun Shipping Co., Ltd	23,688	61,009
Topsheen Shipping Limited	-	1,556,575
Total	$75,570	$1,811,776